Deconsolidation (Details) - Schedule of loss attributable to the company on deconsolidation of a subsidiary	12 Months Ended
Mar. 31, 2022 USD ($)
Schedule Of Loss Attributable To The Company On Deconsolidation Of ASubsidiary Abstract
Fair Value Consideration receivable/received
DDC share capital at disposal	1,328
Add : Retained earnings at disposal date	(165,453)
Total of Net assets at disposal	(164,125)
Group Share – 51%	(83,704)
Less Goodwill at acquisition date	308,802
Total loss on deconsolidation date	$ (225,098)